Long-term debt - Maturity profile (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Maturity profile
Long-term debt	R 102,643	R 167,197	R 129,569
Within one year
Maturity profile
Long-term debt	5,506	19,686
One to five years
Maturity profile
Long-term debt	64,495	133,179
More than five years
Maturity profile
Long-term debt	R 32,642	R 14,332